UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2015

		Fair
Common Stock - 17.9%	Shares	Value
General Partnerships - 3.0%
United States - 3.0%
Enlink Midstream, LLC	42,500	$1,014,050
Targa Resources Corp. (1)	24,535	1,620,782
TerraForm Power, Inc. (1)	57,600	1,296,000
		3,930,832
Large Cap Diversified - 4.0%
United States - 4.0%
ONEOK, Inc.(1)	47,750	1,719,478
Williams Companies, Inc.(1)	72,350	3,487,270
		5,206,748
Natural Gas Transportation & Storage - 2.3%
United States - 2.3%
Columbia Pipeline Group, Inc.	117,450	2,978,532

Oil & Gas Storage & Transportation - 5.0%
United States - 5.0%
Kinder Morgan, Inc. (1)	159,948	5,183,915
Semgroup Corp.	25,750	1,416,250
		6,600,165
Shipping - 3.6%
Bermuda - 1.8%
Golar LNG Ltd. (1)	61,350	2,388,969
Republic of the Marshall Islands - 1.8%
Teekay Corp. (1)	62,100	2,282,796
		4,671,765

Total Common Stocks (Cost $25,225,075)		$23,388,042

Master Limited Partnerships and Related Companies - 115.4%
Crude Oil & Refined Products - 22.1%
United States - 22.1%
Blueknight Energy Partners, L.P. (1)	242,433	$1,503,085
Buckeye Partners, L.P. (1)	79,200	5,577,264
Delek Logistics Partners, L.P. (1)	65,550	2,610,201
Genesis Energy, L.P.	96,650	4,219,739
MPLX, L.P.	19,200	952,704
NuStar Energy, L.P. (1)	75,100	3,918,718
Phillips 66 Partners, L.P.	19,450	1,213,680
Rose Rock Midstream, L.P. (1)	89,250	2,772,997
Sunoco Logistics Partners, L.P.	136,850	4,629,635
Tesoro Logistics, L.P.	28,550	1,507,725
		28,905,748

General Partnerships - 12.4%
United States - 12.4%
Energy Transfer Equity, L.P. (1)(2)	160,900	4,513,245
EQT GP Holdings, L.P.	50,993	1,820,892
NuStar GP Holdings, LLC (1)	121,850	4,045,420
Plains GP Holdings, L.P. (1)	120,950	2,369,410
Tallgrass Energy GP, L.P.	71,200	2,036,320
Western Gas Equity Partners, L.P.	27,750	1,473,525
		16,258,812
Large Cap Diversified - 35.1%
United States - 35.1%
Enbridge Energy Management, LLC(1)(3)(4)	173,945	4,896,552
Energy Transfer Partners, L.P. (1)	259,489	12,751,289
Enterprise Products Partners, L.P. (1)	259,050	7,281,896
Magellan Midstream Partners, L.P. (1)	71,000	5,010,470
ONEOK Partners, L.P. (1)	113,200	3,662,020
Plains All American Pipeline, L.P.	162,900	5,874,174
Williams Partners, L.P. (1)(2)	164,693	6,563,016
		46,039,417
Natural Gas Gatherers & Processors - 20.0%
United States - 20.0%
DCP Midstream Partners, L.P. (1)	63,850	1,800,570
Enable Midstream Partners, L.P. (1)	522,000	8,101,440
EnLink Midstream Partners, L.P. (1)	206,400	3,638,832
MarkWest Energy Partners, L.P. (1)	87,600	4,938,012
Targa Resources Partners, L.P. (1)	168,445	5,085,355
Western Gas Partners, L.P. (1)	45,400	2,670,882
		26,235,091
Natural Gas Transportation & Storage - 13.6%
United States - 13.6%
Columbia Pipeline Partners, L.P.(1)	212,696	4,217,762
EQT Midstream Partners, L.P.	50,000	3,890,000
Spectra Energy Partners, L.P.	60,950	3,104,793
Tallgrass Energy Partners, L.P. (1)	77,950	3,685,476
TC Pipelines, L.P. (1)	54,800	2,958,104
		17,856,135
Oil & Gas Storage & Transportation - 6.1%
Republic of the Marshall Islands - 3.4%
Capital Products Partners, L.P. (1)	335,811	2,377,542
Shell Midstream Partners, L.P.	52,450	2,075,446
United States - 2.7%
Dominion Midstream Partners, L.P. (1)	95,550	3,500,952
		7,953,940
Propane - 3.8%
United States - 3.8%
Amerigas Partners, L.P. (1)	82,050	3,679,122
NGL Energy Partners, L.P. (1)	55,000	1,325,500
		5,004,622
Shipping - 2.3%
Marshall Islands - 1.1%
Teekay Offshore Partners, L.P.	79,050	1,399,185
Republic of the Marshall Islands - 1.2%
Golar LNG Partners, L.P.	82,900	1,638,933

		3,038,118

Total Master Limited Partnerships and Related Companies (Cost $176,055,430)		$151,291,883

Preferred Stock - 4.4%
Crude Oil & Refined Products - 4.4%
United States - 4.4%
Blueknight Energy Partners, L.P. (1)	757,519	$5,764,720
Total Preferred Stock (Cost $5,032,847)		$5,764,720

Fixed Income - 2.0%
Exploration & Production - 2.0%
United States - 2.0%
Midcontinent Express Pipeline, LLC, 6.700%, due 09/15/2019(1)(5)	2,500,000	$2,606,250
Total Fixed Income (Cost $2,686,855)		$2,606,250

Short-Term Investments - Investment Companies - 2.8%
United States - 2.8%
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02%(6)	729,833	$729,833
Fidelity Government Portfolio Fund - Institutional Class, 0.01%(6)	729,832	729,832
Fidelity Money Market Portfolio - Institutional Class, 0.13%(6)	729,832	729,832
First American Government Obligations Fund - Class Z, 0.05%(6)	729,832	729,832
Invesco STIC Prime Portfolio, 0.07%(6)	729,832	729,832
Total Short-Term Investments - Investment Companies (Cost $3,649,161)		$3,649,161

Total Investments - 142.5% (Cost $212,649,368)		$186,700,056
Liabilities in Excess of Other Assets - (42.5)%		(55,646,197)
Net Assets Applicable to Common Stockholders - 100.0%		$131,053,859

Schedule of Securities Sold Short - (6.4)%
Exchange Traded Funds - (6.4)%	Shares
United States - (6.4)%
JPMorgan Alerian MLP Index ETN	(233,000)	$(8,343,730)
Total Securities Sold Short (Proceeds $8,553,664)		$(8,343,730)

SCHEDULE OF WRITTEN OPTIONS - (0.1)%
United States - (0.1)%	Contracts
Energy Transfer Equity, L.P., Call Option
Expiration: September 2015, Exercise Price $50.00	(300)	$(36,000)
Williams Partners, L.P., Call Option
Expiration: September 2015, Exercise Price $50.00	(150)	(37,650)
Total Written Options (Proceeds $33,656)		$(73,650)

Percentages are stated as a percent of net assets.
(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	All of a portion of these securities represent cover for outstanding call options written.
(3)	No distribution or dividend was made during the period ended Augsut 31, 2015. As such, it is classified as a non-income producing security as of August 31, 2015.
(4)	Security distributions are paid-in-kind.
(5)	Restricted security under rule 144A under the Securities Act of 1933, as amended.
(6)	Rate reported is the current yield as of August 31, 2015.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

Cost of investments	$159,919,421
Gross unrealized appreciation	48,815,807
Gross unrealized depreciation	(30,452,552)
Net unrealized appreciation	$18,363,255

*The above table only reflects tax adjustments through November 30, 2014.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the most recent semi-annual or annual report for the Cushing MLP Total Return Fund (the “Fund”).

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2015	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$23,388,042	$23,388,042	$-	$-
Master Limited Partnerships and Related Companies (a)	151,291,883	151,291,883	-	-
Royalty Trusts(a)	-	-	-	-
Preferred Stock(a)	5,764,720	5,764,720	-	-
Total Equity Securities	180,444,645	180,444,645	-	-
Notes Senior Notes(a)	2,606,250	-	2,606,250	-
Total Notes	2,606,250	-	2,606,250	-
Other Short Term Investments (a)	3,649,161	3,649,161	-	-
Options	-	-	-	-
Total Other	3,649,161	3,649,161	-	-
Total Assets	$186,700,056	$184,093,806	$2,606,250	$-
Liabilities Securities Sold Short(a)	$8,343,730	$8,343,730	$-	$-
Written Options	73,650	73,650
Total Liabilities	$8,417,380	$8,417,380	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2015.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2015.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended August 31, 2015, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2014	2,738	$412,001
Options purchased	7,300	1,283,897
Options covered	(4,400)	(784,990)
Options expired	(5,638)	(910,908)
Options exercised	-	-
Outstanding at August 31, 2015	-	$-

The average monthly fair value of purchased options during the period ended August 31, 2015 was $22,556.

Transactions in written options contracts for the period ended August 31, 2015, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2014	2,480	$96,975
Options written	14,180	572,177
Options covered	-	-
Options expired	(12,953)	(511,914)
Options exercised	(3,257)	(123,582)
Outstanding at August 31, 2015	450	$33,656

The average monthly fair value of written options during the period ended August 31, 2015 was $36,121.

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2015:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$(1,029,666)	$ 511,914	$(517,752)

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ (31,709)	$ (31,709)

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  The Cushing MLP Total Return Fund

By (Signature and Title)                  /s/ Daniel L. Spears
Daniel L. Spears, President

Date              10/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Daniel L. Spears
Daniel L. Spears, President

Date              10/28/15

By (Signature and Title)              /s/ John H. Alban
John H. Alban, Treasurer

Date              10/28/15